Share-Based Compensation (Tables) - Successor [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Unvested Restricted Stock

The following tables set forth the LTIP activity for the periods indicated (in thousands, except share and per share amounts):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at December 31, 2018 (NESR - Successor)	725,200	$10.94
Granted	1,184,000	$9.86
Vested and issued	(290,510)	$10.27
Forfeited	(116,000)	$10.59
Unvested at December 31, 2019 (NESR - Successor)	1,502,690	$10.25

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at June 7, 2018 (NESR - Successor)	-	$-
Granted	725,200	$10.94
Vested and issued	-	$-
Forfeited	-	$-
Unvested at December 31, 2018 (NESR - Successor)	725,200	$10.94

Schedule of Stock-based Compensation

Stock-based compensation has been recorded in the Consolidated Statement of Operations as follows (in thousands):

	Cost of services	Selling, general and administrative expense	Total
2019 Successor Period	$2,392	$3,262	$5,654
2018 Successor Period	517	517	1,034